Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Summary of Research and Development Expense	Research and development expenses

	For the year ended December 31,
(in thousands of euros)	2020	2019	2018
Purchases, sub-contracting and other expenses	(12,734)	(16,804)	(11,358)
Payroll costs (including share-based payments)	(10,306)	(11,980)	(9,002)
Depreciation, amortization and provision expenses(1)	(1,290)	(1,627)	(534)
Total research and development expenses	(24,330)	(30,411)	(20,893)
(1)see note 16.4 Depreciation, amortization and provision expenses

Disclosure of selling, general and administrative expenses	Selling, General and Administrative (SG&A) expenses

	For the year ended December 31,
(in thousands of euros)	2020	2019	2018
Purchases, fees and other expenses	(6,482)	(9,435)	(5,918)
Payroll costs (including share-based payments)	(7,789)	(9,205)	(6,701)
Depreciation, amortization and provision expenses (1)	(340)	(270)	(35)
Total SG&A expenses	(14,611)	(18,909)	(12,653)
(1)see note 16.4 Depreciation, amortization and provision expenses

Summary of Payroll Costs	Payroll costs

	For the year ended December 31,
(in thousands of euros)	2020	2019	2018
Wages and salaries	(11,141)	(11,876)	(9,501)
Payroll taxes	(3,953)	(4,913)	(4,279)
Share-based payments	(2,924)	(4,320)	(1,867)
Retirement benefit obligations	(76)	(76)	(55)
Total payroll costs	(18,094)	(21,185)	(15,703)
Average headcount	97	112	94
End-of-period headcount	90	110	102

Disclosure of depreciation, amortization and provision expenses
Depreciation, amortization and provision expenses by function are detailed as follows:

	For the year ended December 31, 2020
(in thousands of euros)	R&D	SG&A	Total
Amortization expense of intangible assets	(152)	(23)	(176)
Amortization expense of tangible assets	(1,250)	(329)	(1,579)
Utilization of provision for disputes	145	—	145
Provision for charges	—	(40)	(40)
Reversal of provision for disputes	—	19	19
Total depreciation, amortization and provision expenses	(1,257)	(373)	(1,630)

	For the year ended December 31, 2019
(in thousands of euros)	R&D	SG&A	Total
Amortization expense of intangible assets	(289)	(3)	(292)
Depreciation expense of property, plant and equipment	(1,208)	(270)	(1,478)
Utilization of provision for charges	—	55	55
Provision for charges	(112)	(52)	(164)
Total depreciation, amortization and provision expenses	(1,609)	(270)	(1,879)

	For the year ended December 31, 2018
(in thousands of euros)	R&D	SG&A	Total
Amortization expense of intangible assets	(90)	—	(90)
Depreciation expense of property, plant and equipment	(444)	(85)	(529)
Utilization of provision for charges	—	50	50
Total depreciation, amortization and provision expenses	(534)	(35)	(569)